Other Receivables (Details) - Schedule of account reactivation fees receivable and related allowance (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Other Receivables, Account Reactivation Fees [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of charged-off receivables	$ 237,142	$ 327,068	$ 1,252,437	$ 1,273,319